Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment pension plans.
Beginning of year	$ 520,473	$ 407,179
Service cost	132,055	125,952
Interest cost	149,100	144,465
Benefits paid	(247,940)	(115,882)
Past service cost	2,405	(195,396)
End of year	716,095	520,473
Pensions
Post-employment pension plans.
Beginning of year	684,733
Benefits paid	(154,921)
End of year	733,294	684,733
Seniority Premiums
Post-employment pension plans.
Beginning of year	(164,260)
Benefits paid	(93,019)
End of year	(17,199)	(164,260)
Defined benefit obligation
Post-employment pension plans.
Beginning of year	2,514,235	2,471,725
Service cost	132,055	125,952
Interest cost	149,100	144,465
Benefits paid	(569,490)	(244,560)
Remeasurement of post-employment benefit obligations	190,848	212,049
Past service cost	2,405	(195,396)
End of year	2,419,153	2,514,235
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	2,066,629
Service cost	83,246
Interest cost	120,737
Benefits paid	(307,645)
Remeasurement of post-employment benefit obligations	11,059
End of year	1,974,026	2,066,629
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	447,606
Service cost	48,809
Interest cost	28,363
Benefits paid	(261,845)
Remeasurement of post-employment benefit obligations	179,789
Past service cost	2,405
End of year	$ 445,127	$ 447,606